Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Lease liabilities [abstract]
Summary of lease liabilities

Figures in million - SA rand	Notes	2023	2022	2021
Balance at beginning of the year		319	281	326
New leases and modifications		144	45	67
Lease liabilities on acquisition of subsidiaries	16.1	315	120	—
Repayment of lease liabilities		(263)	(163)	(142)
Interest charge	5.2	43	31	29
Foreign currency translation		24	5	1
Balance at end of the year		582	319	281
Current portion of lease liabilities		(198)	(111)	(104)
Non-current lease liabilities		384	208	177

Schedule of lease payments expensed	Lease payments not recognised as a liability but expensed during the year

Figures in million - SA rand	2023	2022	2021
Short-term leases	69	41	22
Leases of low value assets	48	56	39
Variable lease payments	248	301	29
Total	365	398	90

Schedule of lease maturities	The lease liabilities are secured by the related underlying assets. The undiscounted maturity analysis of lease liabilities at 31 December is as follows:

Figures in million - SA rand	Total	Within one year	Between one and five years	After five years
Contractual undiscounted cash flows — 2023	625	221	330	74
Contractual undiscounted cash flows — 2022	351	121	161	69
Contractual undiscounted cash flows — 2021	325	126	191	8